                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                         SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

          Report for the Calendar Year or Quarter Ended March 31, 2007

Name of Institutional Investment Manager:
     OAK ASSOCIATES, LTD. #28-2338

Business Address:
     3875 EMBASSY PARKWAY, #250 AKRON, OHIO 44333

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.
     JAMES D. OELSCHLAGER,    MANAGING MEMBER   (330) 668-1234

     ATTENTION -- Intentional misstatements or omissions of facts constitute
                  Federal Criminal Violations. See 18 U.S.C. 1001 and
                  15 U.S.C. 78ff(a).

          The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unattended items, statements and schedules remain true, correct and complete as previously submitted.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of AKRON and State of OHIO on the 17th day of April 2007

/s/ James D. Oelschlager
-------------------------------------
JAMES D. OELSCHLAGER

                   (Manual Signature of Person Duly Authorized
                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER             CLASS       CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD BERMUDA CL A     COM           G1150G111     4273   110865  SH       SOLE                   110865
ACTIVISION INC NEW COM NEW     COM           004930202     1515    80000  SH       SOLE                    80000
AFFYMETRIX INC COM             COM           00826T108    51138  1700646  SH       SOLE                  1700646
AMAZON COM INC COM             COM           023135106    79644  2001601  SH       SOLE                  2001601
AMERISOURCEBERGEN CORP COM     COM           03073E105     2448    46400  SH       SOLE                    46400
AMGEN INC COM                  COM           031162100    73708  1319049  SH       SOLE                  1319049
APPLE INC                      COM           037833100     1345    14480  SH       SOLE                    14480
APPLIED MATERIALS INC COM      COM           038222105    84701  4623418  SH       SOLE                  4623418
AQUANTIVE INC COM              COM           03839G105     1756    62900  SH       SOLE                    62900
AVID TECHNOLOGY INC COM        COM           05367P100    15447   442861  SH       SOLE                   442861
BAKER HUGHES INC COM           COM           057224107      278     4200  SH       SOLE                     4200
BANK OF AMERICA CORP           COM           060505104      211     4132  SH       SOLE                     4132
BLUE NILE INC COM              COM           09578R103     7291   179328  SH       SOLE                   179328
BMC SOFTWARE INC.              COM           055921100     2778    90240  SH       SOLE                    90240
BROADCOM CORP COM CL A         COM           111320107    83436  2601675  SH       SOLE                  2601675
CARBO CERAMICS INC COM         COM           140781105      931    20000  SH       SOLE                    20000
CATERPILLAR INC DEL COM        COM           149123101    71418  1065468  SH       SOLE                  1065468
CELL GENESYS INC COM           COM           150921104     2050   488021  SH       SOLE                   488021
CERNER CORP.                   COM           156782104      926    17000  SH       SOLE                    17000
CHARLES RIV LABS INTL COM      COM           159864107      588    12700  SH       SOLE                    12700
CHICAGO MERCANTIL HLDG CL A    COM           167760107      266      500  SH       SOLE                      500
CISCO SYS INC COM              COM           17275R102   171001  6698036  SH       SOLE                  6698036
CITIGROUP INC COM              COM           172967101    56858  1107489  SH       SOLE                  1107489
CITRIX SYSTEMS, INC.           COM           177376100     1451    45300  SH       SOLE                    45300
COGNIZANT TECH SOLUTIONS CORP  COM           192446102    80952   917094  SH       SOLE                   917094
CONCEPTUS INC COM              COM           206016107      438    21900  SH       SOLE                    21900
CORCEPT THERAPEUTICS, INC.     COM           218352102      210   233208  SH       SOLE                   233208
CORNING GLASS WORKS            COM           219350105     2094    92100  SH       SOLE                    92100
DELL INC COM                   COM           24702R101    18617   802105  SH       SOLE                   802105
DIGENE CORP COM                COM           253752109      221     5200  SH       SOLE                     5200
EBAY INC COM                   COM           278642103    94512  2851028  SH       SOLE                  2851028
ELI LILLY & CO.                COM           532457108     2095    39000  SH       SOLE                    39000
EMC CORP-MASS                  COM           268648102      401    28966  SH       SOLE                    28966
EXPEDIA INC DEL COM            COM           30212P105     9537   411420  SH       SOLE                   411420
EXPEDITORS INTL. WASH. INC.    COM           302130109      306     7400  SH       SOLE                     7400
EXPRESS SCRIPTS INC.           COM           302182100    24749   306600  SH       SOLE                   306600
F5 NETWORKS INC COM            COM           315616102      687    10300  SH       SOLE                    10300
FIRST DATA CORP                COM           319963104      274    10198  SH       SOLE                    10198
FLIR SYSTEMS, INC.             COM           302445101     1341    37600  SH       SOLE                    37600
FORMFACTOR INC COM             COM           346375108     1307    29200  SH       SOLE                    29200
GANNETT CO INC                 COM           364730101     1632    29000  SH       SOLE                    29000
GENENTECH INC NEW              COM           368710406     1807    22000  SH       SOLE                    22000
GENZYME CORP GENERAL DIV       COM           372917104    19879   331200  SH       SOLE                   331200
GIGAMEDIA LTD ORD              COM           Y2711Y104      236    17100  SH       SOLE                    17100
GILEAD SCIENCES                COM           375558103      376     4900  SH       SOLE                     4900
GOLDMAN SACHS GROUP            COM           38141G104      269     1300  SH       SOLE                     1300

GOOGLE INC COM CL A            COM           38259P508    94352   205937  SH       SOLE                   205937
HARLEY DAVIDSON INC COM        COM           412822108     2326    39600  SH       SOLE                    39600
HOLOGIC INC COM                COM           436440101      242     4200  SH       SOLE                     4200
HUMAN GENOME SCIENCES COM      COM           444903108      212    20000  SH       SOLE                    20000
IAC INTERACTIVECORP COM NEW    COM           44919P300     8095   214660  SH       SOLE                   214660
IMS HEALTH INC COM             COM           449934108      712    24000  SH       SOLE                    24000
INTEL CORP                     COM           458140100    20149  1053279  SH       SOLE                  1053279
INTERNATIONAL BUSINESS MACHINE COM           459200101    55464   588410  SH       SOLE                   588410
INTERNATIONAL GAME TECHNOLOGY  COM           459902102      250     6200  SH       SOLE                     6200
INVENTIV HEALTH INC COM        COM           46122E105      241     6300  SH       SOLE                     6300
INVITROGEN CORP COM            COM           46185R100     6542   102785  SH       SOLE                   102785
ITRON INC                      COM           465741106     1210    18600  SH       SOLE                    18600
ITT CORP COM                   COM           450911102    43649   723630  SH       SOLE                   723630
JOHNSON & JOHNSON              COM           478160104     1989    33000  SH       SOLE                    33000
JUNIPER NETWORKS INC COM       COM           48203R104    59344  3015453  SH       SOLE                  3015453
KING PHARMACEUTICALS COM       COM           495582108     1495    76000  SH       SOLE                    76000
KLA-TENCOR CORP COM            COM           482480100     7599   142510  SH       SOLE                   142510
LEGG MASON INC COM             COM           524901105    18955   201200  SH       SOLE                   201200
LEXMARK INT'L GROUP INC. CL A  COM           529771107     2940    50295  SH       SOLE                    50295
LINEAR TECHNOLOGY CORP COM     COM           535678106     6463   204580  SH       SOLE                   204580
MARVELL TECH GROUP LTD ORD     COM           G5876H105     4654   276870  SH       SOLE                   276870
MATTSON TECHNOLOGY INC COM     COM           577223100      170    18700  SH       SOLE                    18700
MAXIM INTEGRATED PRODS INC COM COM           57772K101     2259    76834  SH       SOLE                    76834
MEDICIS PHARMACEUTICAL CORP. C COM           584690309      807    26200  SH       SOLE                    26200
MEDIMMUNE INC COM              COM           584699102     1274    35000  SH       SOLE                    35000
MEDTRONIC INC COM              COM           585055106    61774  1259158  SH       SOLE                  1259158
MICROSOFT                      COM           594918104     5404   193900  SH       SOLE                   193900
MOTOROLA INC                   COM           620076109     1733    98070  SH       SOLE                    98070
MYLAN LABORATORIES INC.        COM           628530107     1438    68000  SH       SOLE                    68000
NATIONAL SEMICONDUCTOR COM     COM           637640103     2914   120715  SH       SOLE                   120715
NOVELLUS SYS INC.              COM           670008101     5407   168855  SH       SOLE                   168855
OCEANEERING INTL INC COM       COM           675232102      758    18000  SH       SOLE                    18000
OPENWAVE SYS INC COM NEW       COM           683718308      711    87200  SH       SOLE                    87200
PFIZER INC COM                 COM           717081103    47084  1863963  SH       SOLE                  1863963
QUALCOMM INC COM               COM           747525103    87474  2050483  SH       SOLE                  2050483
QUEST DIAGNOSTIC SYSTEMS       COM           74834L100     1516    30400  SH       SOLE                    30400
RACKABLE SYS INC COM           COM           750077109     1025    60400  SH       SOLE                    60400
ROCKWELL AUTOMATION INC COM    COM           773903109    20366   340166  SH       SOLE                   340166
ROCKWELL COLLINS INC           COM           774341101      207     3100  SH       SOLE                     3100
SAFENET INC COM                COM           78645R107      993    35100  SH       SOLE                    35100
SALESFORCE COM INC COM         COM           79466L302     1263    29500  SH       SOLE                    29500
SCHLUMBERGER LTD.              COM           806857108      263     3800  SH       SOLE                     3800
SCHWAB CHARLES CORP NEW COM    COM           808513105   148489  8118600  SH       SOLE                  8118600
SHUFFLE MASTER INC COM         COM           825549108     1535    84100  SH       SOLE                    84100
SIRF TECHNOLOGY HLDGS COM      COM           82967H101      675    24300  SH       SOLE                    24300
SLM CORP COM                   COM           78442P106    15468   378200  SH       SOLE                   378200
SPRINT NEXTEL CORP COM FON     COM           852061100    15794   833000  SH       SOLE                   833000
STARBUCK'S                     COM           855244109      282     9000  SH       SOLE                     9000
STATE STREET BOSTON CORP       COM           857477103      363     5600  SH       SOLE                     5600
STRYKER CORP                   COM           863667101      564     8500  SH       SOLE                     8500
SVB FINL GROUP COM             COM           78486Q101      719    14800  SH       SOLE                    14800
TECHNE CORP COM                COM           878377100     2198    38500  SH       SOLE                    38500
THOMAS & BETTS CORP.           COM           884315102     1587    32500  SH       SOLE                    32500
TIFFANY AND CO.                COM           886547108     1301    28600  SH       SOLE                    28600

UNITEDHEALTH GRP INC COM       COM           91324P102    75047  1416784  SH       SOLE                  1416784
VARIAN SEMICONDUCTOR COM       COM           922207105     1575    29500  SH       SOLE                    29500
VIASAT INC COM                 COM           92552v100      900    27300  SH       SOLE                    27300
WATERS CORP                    COM           941848103     2320    40000  SH       SOLE                    40000
WATSON PHARMACEUTICALS COM     COM           942683103     4715   178400  SH       SOLE                   178400
WEATHERFORD INTL LTD COM       COM           G95089101      230     5100  SH       SOLE                     5100
WESTERN UN CO COM              COM           959802109      255    11598  SH       SOLE                    11598
WMS INDUSTRIES                 COM           929297109     2001    51000  SH       SOLE                    51000
XILINX INC.                    COM           983919101     8798   341940  SH       SOLE                   341940
YAHOO INC                      COM           984332106    76064  2430931  SH       SOLE                  2430931
ASTRAZENECA PLC SPONSORED ADR  ADR           046353108     1288    24000  SH       SOLE                    24000
CTRIP COM INTL LTD ADR         ADR           22943F100     1722    25700  SH       SOLE                    25700
GLAXOSMITHKLINE PLC            ADR           37733W105      221     4000  SH       SOLE                     4000
INFOSYS TECH LTD SPONSORED ADR ADR           456788108      261     5200  SH       SOLE                     5200
NETEASE COM INC SPONSORED ADR  ADR           64110W102     1208    68100  SH       SOLE                    68100
NOVARTIS A G SPONSORED ADR     ADR           66987V109     1420    26000  SH       SOLE                    26000
OPEN JT STK CO-VIMPEL SPONSORE ADR           68370R109     1688    17800  SH       SOLE                    17800
SIFY LTD SPONSORED ADR         ADR           82655M107      304    35200  SH       SOLE                    35200
TAIWAN SEMICONDUCTOR SPONSORED ADR           874039100     3496   325247  SH       SOLE                   325247
TEVA PHARMACEUTICAL INDS LTD A ADR           881624209   100632  2688535  SH       SOLE                  2688535
UNITED MICROELECTRONCS SPONSOR ADR           910873207     2729   858073  SH       SOLE                   858073
WIPRO LTD SPON ADR 1 SH        ADR           97651m109     1017    64600  SH       SOLE                    64600

                                    FORM 13F
                                  SUMMARY PAGE

                                 REPORT SUMMARY
                             QUARTER ENDED 03/31/07

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         122

Form 13F Information Table Value Total:   2,035,984
                                          (thousand)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report if filed, other than the manager filing this report.

     No.       Form 13F File Number     Name
     0                  N/A              N/A